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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07613


                      Pioneer Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Fund
Schedule of Investments  09/30/2006

 Shares                                                                Value

           Common Stocks - 99.9 %
           Energy - 7.8 %
           Integrated Oil & Gas - 5.8 %
2,684,691  Chevron Corp.                                           $174,129,058
1,348,916  ConocoPhillips                                            80,300,969
1,653,850  Exxon Mobil Corp.                                        110,973,335
1,599,400  Occidental Petroleum Corp.                                76,947,134
                                                                   $442,350,496
           Oil & Gas Equipment & Services - 0.5 %
  944,400  Weatherford Intl., Inc. *                               $ 39,400,368
           Oil & Gas Exploration & Production - 1.5 %
  975,502  Apache Corp.                                            $ 61,651,726
1,279,100  Pioneer Natural Resources Co.  (b)                        50,038,392
                                                                   $111,690,118
           Total Energy                                            $593,440,982
           Materials - 5.2 %
           Aluminum - 0.7 %
1,806,824  Alcoa, Inc.                                             $ 50,663,345
           Diversified Chemical - 0.8 %
1,000,000  Dow Chemical Co.                                        $ 38,980,000
  492,774  E.I. du Pont de Nemours and Co.                           21,110,438
                                                                   $ 60,090,438
           Diversified Metals & Mining - 2.6 %
1,493,900  Inco, Ltd. *                                            $113,939,753
1,800,000  Rio Tinto Plc                                             85,118,089
                                                                   $199,057,842
           Industrial Gases - 0.7 %
  507,700  Air Products & Chemicals, Inc.                          $ 33,696,049
  300,000  Praxair, Inc.                                             17,748,000
                                                                   $ 51,444,049
           Specialty Chemicals - 0.4 %
  787,300  Ecolab, Inc.                                            $ 33,712,186
           Total Materials                                         $394,967,860
           Capital Goods - 9.2 %
           Aerospace & Defense - 2.7 %
1,254,200  General Dynamics Corp.                                  $ 89,888,514
  100,000  Lockheed Martin Corp. *                                    8,606,000
1,669,200  United Technologies Corp.                                105,743,820
                                                                   $204,238,334
           Construction & Farm Machinery & Heavy Trucks - 4.2 %
1,417,500  Caterpillar, Inc.                                       $ 93,271,500
1,343,200  Deere & Co.                                              112,707,912
2,047,500  PACCAR, Inc.                                             116,748,450
                                                                   $322,727,862
           Electrical Component & Equipment - 1.0 %
  560,300  Emerson Electric Co.                                    $ 46,986,758
  454,100  Rockwell International Corp.                              26,383,210
                                                                   $ 73,369,968
           Industrial Conglomerates - 1.1 %
  165,200  3M Co.                                                  $ 12,294,184
2,032,300  General Electric Co.                                      71,740,190
                                                                   $ 84,034,374
           Industrial Machinery - 0.2 %
  253,300  Parker Hannifin Corp.                                   $ 19,689,009
           Total Capital Goods                                     $704,059,547
           Transportation - 3.3 %
           Airlines - 0.4 %
2,038,600  Southwest Airlines Co.                                  $ 33,963,076
           Railroads - 2.9 %
1,066,500  Burlington Northern, Inc.                               $ 78,323,760
3,243,600  Norfolk Southern Corp.                                   142,880,580
                                                                   $221,204,340
           Total Transportation                                    $255,167,416
           Automobiles & Components - 1.8 %
           Auto Parts & Equipment - 1.2 %
1,286,000  Johnson Controls, Inc.                                  $ 92,257,640
           Automobile Manufacturers - 0.6 %
5,953,191  Ford Motor Corp.  (b)                                   $ 48,161,315
           Total Automobiles & Components                          $140,418,955
           Consumer Durables & Apparel - 0.3 %
           Apparel, Accessories & Luxury Goods - 0.3 %
  194,863  Hanesbrands, Inc. *                                     $  4,386,355
  503,800  Liz Claiborne, Inc.                                       19,905,138
                                                                   $ 24,291,493
           Total Consumer Durables & Apparel                       $ 24,291,493
           Media - 6.3 %
           Advertising - 1.1 %
  893,400  Omnicom Group                                           $ 83,622,240
           Movies & Entertainment - 0.4 %
1,079,200  The Walt Disney Co.                                     $ 33,358,072
           Publishing - 4.8 %
  948,000  Gannett Co.  (b)                                        $ 53,874,840
3,494,400  John Wiley & Sons, Inc.                                  125,833,344
3,221,800  McGraw-Hill Co., Inc.                                    186,961,054
                                                                   $366,669,238
           Total Media                                             $483,649,550
           Retailing - 4.7 %
           Department Stores - 1.7 %
1,445,444  Federated Department Stores, Inc.                       $ 62,457,635
1,580,100  Nordstrom, Inc.                                           66,838,230
                                                                   $129,295,865
           General Merchandise Stores - 1.7 %
2,294,700  Target Corp. *                                          $126,782,175
           Home Improvement Retail - 0.7 %
2,015,200  Lowe's Companies, Inc.                                  $ 56,546,512
           Specialty Stores - 0.6 %
  600,300  Barnes & Noble, Inc.                                    $ 22,775,382
1,000,000  Staples, Inc. *                                           24,330,000
                                                                   $ 47,105,382
           Total Retailing                                         $359,729,934
           Food & Drug Retailing - 3.4 %
           Drug Retail - 2.2 %
1,213,800  CVS Corp.                                               $ 38,987,256
2,854,500  Walgreen Co.                                             126,711,255
                                                                   $165,698,511
           Food Distributors - 0.8 %
1,732,400  Sysco Corp.                                             $ 57,948,780
           Hypermarkets & Supercenters - 0.4 %
  300,000  Costco Wholesale Corp.                                  $ 14,904,000
  400,000  Wal-Mart Stores, Inc. *                                   19,728,000
                                                                   $ 34,632,000
           Total Food & Drug Retailing                             $258,279,291
           Food, Beverage & Tobacco - 5.1 %
           Packaged Foods & Meats - 3.7 %
1,716,000  Campbell Soup Co. (b)                                   $ 62,634,000
  910,600  General Mills, Inc.                                       51,539,960
1,506,750  H.J. Heinz Co., Inc.                                      63,178,028
1,200,000  Hershey Foods Corp.                                       64,140,000
  376,500  Kellogg Co.                                               18,644,280
1,558,900  Sara Lee Corp. (b)                                        25,051,523
                                                                   $285,187,791
           Soft Drinks - 1.4 %
1,648,890  PepsiCo, Inc.                                           $107,606,561
           Total Food, Beverage & Tobacco                          $392,794,352
           Household & Personal Products - 1.7 %
           Household Products - 1.4 %
  303,300  Clorox Co.                                              $ 19,107,900
1,434,200  Colgate-Palmolive Co.                                     89,063,820
                                                                   $108,171,720
           Personal Products - 0.3 %
  581,300  Estee Lauder Co. *                                      $ 23,443,829
           Total Household & Personal Products                     $131,615,549
           Health Care Equipment & Services - 4.9 %
           Health Care Equipment - 4.9 %
1,540,300  Becton, Dickinson & Co.                                 $108,853,001
1,500,000  Biomet, Inc.                                              48,285,000
  952,600  C. R. Bard, Inc.                                          71,445,000
1,073,100  Medtronic, Inc.                                           49,834,764
1,512,100  St. Jude Medical, Inc. *                                  53,362,009
  600,000  Zimmer Holdings, Inc. *                                   40,500,000
                                                                   $372,279,774
           Total Health Care Equipment & Services                  $372,279,774
           Pharmaceuticals & Biotechnology - 8.5 %
           Biotechnology - 0.2 %
  242,548  Amgen, Inc. * (b)                                       $ 17,349,458
           Pharmaceuticals - 8.3 %
1,599,700  Abbott Laboratories                                     $ 77,681,432
1,103,000  Barr Laboratorie, Inc.                                    57,289,820
1,099,300  Eli Lilly & Co.                                           62,660,100
1,079,500  Johnson & Johnson                                         70,102,730
  975,403  Merck & Co., Inc.                                         40,869,386
1,100,000  Novartis AG (A.D.R.) *                                    64,284,000
3,000,000  Pfizer, Inc.                                              85,080,000
  389,800  Roche Holdings AG                                         67,400,936
3,792,800  Schering-Plough Corp.                                     83,782,952
  650,000  Teva Pharmaceutical Industries, Ltd.  (b)                 22,158,500
                                                                   $631,309,856
           Total Pharmaceuticals & Biotechnology                   $648,659,314
           Banks - 7.6 %
           Diversified Banks - 2.9 %
2,480,307  U.S. Bancorp                                            $ 82,395,799
  838,828  Wachovia Corp.  (b)                                       46,806,602
2,455,400  Wells Fargo  & Co.                                        88,836,372
                                                                   $218,038,773
           Regional Banks - 3.7 %
  400,300  Compass Bancshares, Inc. *                              $ 22,809,094
  915,700  First Horizon National Corp.  (b)                         34,805,757
2,864,648  National City Corp.                                      104,846,117
1,155,300  SunTrust Banks, Inc.                                      89,281,584
  439,500  Zions Bancorporation                                      35,076,495
                                                                   $286,819,047
           Thrifts & Mortgage Finance - 1.0 %
1,768,460  Washington Mutual, Inc.                                 $ 76,874,956
           Total Banks                                             $581,732,776
           Diversified Financials - 7.7 %
           Asset Management & Custody Banks - 4.4 %
  932,500  Federated Investors, Inc. (b)                           $ 31,527,825
1,613,600  State Street Corp.                                       100,688,640
4,201,400  T. Rowe Price Associates, Inc.                           201,036,990
                                                                   $333,253,455
           Consumer Finance - 0.8 %
1,150,000  American Express Co.                                    $ 64,492,000
           Investment Banking & Brokerage - 1.1 %
1,068,700  Merrill Lynch & Co., Inc.                               $ 83,593,714
           Diversified Financial Services - 1.4 %
1,366,876  Bank of America Corp.                                   $ 73,223,547
  688,866  Citigroup, Inc.                                           34,215,974
                                                                   $107,439,521
           Total Diversified Financials                            $588,778,690
           Insurance - 2.9 %
           Life & Health Insurance - 0.5 %
  600,900  MetLife, Inc. (b)                                       $ 34,059,012
           Multi-Line Insurance - 0.2 %
  201,100  Hartford Financial Services Group, Inc.                 $ 17,445,425
           Property & Casualty Insurance - 2.2 %
2,348,400  Chubb Corp.                                             $122,022,864
  760,900  Safeco Corp.                                              44,839,837
                                                                   $166,862,701
           Total Insurance                                         $218,367,138
           Software & Services - 3.3 %
           Application Software - 0.8 %
1,740,400  Adobe Systems, Inc. *                                   $ 65,177,980
           Data Processing & Outsourced Services - 1.5 %
1,159,200  Automatic Data Processing, Inc.                         $ 54,876,528
  552,800  DST Systems, Inc. * (b)                                   34,091,176
  551,250  Fiserv, Inc. *                                            25,958,363
                                                                   $114,926,067
           Systems Software - 1.0 %
2,686,400  Microsoft Corp.                                         $ 73,419,312
           Total Software & Services                               $253,523,359
           Technology Hardware & Equipment - 7.0 %
           Communications Equipment - 3.1 %
2,000,000  Cisco Systems, Inc. *                                   $ 46,000,000
4,458,561  Motorola, Inc.                                           111,464,025
3,978,600  Nokia Corp. (A.D.R.)                                      78,338,634
                                                                   $235,802,659
           Computer Hardware - 2.4 %
1,497,400  Dell, Inc. *                                            $ 34,200,616
2,726,211  Hewlett-Packard Co.                                      100,024,682
11,058,400 Sun Microsystems, Inc. *                                  54,960,248
                                                                   $189,185,546
           Computer Storage & Peripherals - 0.2 %
1,320,500  EMC Corp. *                                             $ 15,819,590
           Office Electronics - 1.3 %
1,865,850  Canon, Inc.  (A.D.R.)                                   $ 97,565,297
           Total Technology Hardware & Equipment                   $538,373,092
           Semiconductors - 3.1 %
           Semiconductor Equipment - 0.4 %
1,796,500  Applied Materials, Inc.                                 $ 31,851,945
           Semiconductors - 2.7 %
  493,435  Freescale Semiconductor, Inc. (Class B) *               $ 18,755,464
3,811,300  Intel Corp.                                               78,398,441
3,253,500  Texas Instruments, Inc.  (b)                             108,178,875
                                                                   $205,332,780
           Total Semiconductors                                    $237,184,725
           Telecommunication Services - 4.7 %
           Integrated Telecommunication Services - 4.3 %
4,561,283  AT&T Corp.  (b)                                         $148,515,374
3,066,100  BellSouth Corp.                                          131,075,775
1,026,306  Verizon Communications, Inc. (b)                          38,106,742
1,029,109  Windstream Corp. *                                        13,573,948
                                                                   $331,271,839
           Wireless Telecommunication Services - 0.4 %
  511,748  Alltel Corp.                                            $ 28,402,014
           Total Telecommunication Services                        $359,673,853
           Utilities - 1.3 %
           Electric Utilities - 0.7 %
  211,150  Exelon Corp.                                            $ 12,783,021
1,212,400  Southern Co.                                              41,779,304
                                                                   $ 54,562,325
           Multi-Utilities - 0.6 %
  754,100  Consolidated Edison, Inc.                               $ 34,839,420
  206,200  PG&E Corp.                                                 8,588,230
                                                                   $ 43,427,650
           Total Utilities                                         $ 97,989,975
           TOTAL COMMON STOCKS
           (Cost  $4,221,807,588)
$7,634,977,625

           Temporary Cash Investments - 4.2 %
           Repurchase Agreement - 0.2 %
7,700,000  UBS Warburg, Inc., 5.0%,  dated 9/30/06, repurchase price of
$7,000,000
           plus accrued interest on 10/2/06 collateralized by $7,994,000 U.S. Treasury
           Bill, 4.0%, 3/5/10                                      $  7,700,000
           Security Lending Collateral - 4.0 %
308,532,080Security Lending Investment Fund, 5.37%                 $308,532,080
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost  $316,232,080)                                    $316,232,080

           TOTAL INVESTMENT IN SECURITIES - 104.0%
           (Cost  $4,538,039,668)
$7,951,209,705

           OTHER ASSETS AND LIABILITIES - (4.0)%
$(304,881,882)

           TOTAL NET ASSETS - 100.0%
$7,646,327,823

       *   Non-income producing security

     (a) At September 30, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $4,538,039,668 was as follows:

           Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost
$3,562,167,192

           Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value
(148,997,155)

           Net unrealized gain
$3,413,170,037

     (b)   At September 30, 2006, the following securities were out on loan:

 Shares                            Security                         Market Value
3,786,000  AT&T Corp.                                              $123,272,106
 26,600    Amgen, Inc. *                                              1,902,678
 54,000    Campbell Soup Co.                                          1,971,000
 257,800   DST Systems, Inc. *                                       15,898,526
 175,200   Federated Investors, Inc.                                  5,923,512
 160,600   First Horizon National Corp.                               6,104,406
2,561,800  Ford Motor Corp.                                          20,724,962
 188,000   Gannett Co.                                               10,684,040
 350,000   Meditronic, Inc. **                                       16,254,000
 93,300    MetLife, Inc.                                              5,288,244
 253,700   Pioneer Natural Resources Co.                              9,924,744
 42,500    T-Rowe Price Group, Inc. **                                2,033,625
 908,000   Sara Lee Corp.                                            14,591,560
 585,000   Teva Pharmaceutical Industries, Ltd.                      19,942,650
 570,000   Texas Instruments, Inc.                                   18,952,500
 511,000   Verizon Communications, Inc.                              18,973,430
 40,000    Wachovia Corp.                                             2,232,000
           Total                                                   $294,673,983

         **Pending sale at September 30, 2006



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's
investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses. Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included.
Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2006

* Print the name and title of each signing officer under his or her signature.